Supplementary Oil And Gas Information (Results Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	$ 4,109	$ 4,918	$ 5,676
Operating costs, production and mineral taxes and accretion of asset retirement obligations	970	887	1,072
Depreciation, depletion and amortization	1,419	1,850	2,192
Results of Operations, Impairment of Oil and Gas Properties		4,664	2,249
Operating income (loss)	1,720	(2,483)	163
Income taxes	507	(814)	182
Results of operations	1,213	(1,669)	(19)
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,068	2,205	2,382
Operating costs, production and mineral taxes and accretion of asset retirement obligations	419	397	431
Depreciation, depletion and amortization	601	748	966
Results of Operations, Impairment of Oil and Gas Properties		1,822	2,249
Operating income (loss)	1,048	(762)	(1,264)
Income taxes	264	(191)	(335)
Results of operations	784	(571)	(929)
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,041	2,713	3,294
Operating costs, production and mineral taxes and accretion of asset retirement obligations	551	490	641
Depreciation, depletion and amortization	818	1,102	1,226
Results of Operations, Impairment of Oil and Gas Properties		2,842
Operating income (loss)	672	(1,721)	1,427
Income taxes	243	(623)	517
Results of operations	$ 429	$ (1,098)	$ 910